Provisions - Termination Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [Roll Forward]
Provision for post-employment plans at beginning of period	€ 628	€ 785
Additions	106	249
Retirements/amount applied	(311)	(409)
Transfers	(43)
Translation differences, hyperinflation adjustments and accretion	(4)	3
Provision for post-employment plans at end of period	€ 376	€ 628